WESTCORE TRUST

Supplement dated January 15, 2016 to the Westcore Equity and Bond Funds Prospectus, dated April 30, 2015, as supplemented July 6, 2015, July 22, 2015 and September 4, 2015, and the Summary Prospectuses for the, Westcore MIDCO Growth Fund, Westcore Select Fund and Westcore Small-Cap Growth Fund, each dated April 30, 2015.

Denver Investments is realigning portfolio management responsibilities on several of its growth funds effective January 19, 2016.

The Westcore Small-Cap Growth Fund will be managed by Mr. Mitch S. Begun, CFA, Adam C. Bliss and Mr. Brian C. Fitzsimons, CFA. Brian C. Fitzsimons, CFA will become the Director of the Small-Cap Growth team.

The Westcore MIDCO Growth Fund and Westcore Select Fund will be managed by Mr. Craig W. Juran, CFA. Mr. Juran will continue as portfolio manager of the Westcore Growth Fund. He will be the Director of the Large- and Mid-Cap Growth team.

Westcore Equity and Bond Funds Prospectus

Effective January 19, 2016, the following replaces the paragraphs regarding the Westcore Small-Cap Growth Fund, Westcore MIDCO Growth Fund and Westcore Select Fund on page 75 under the caption titled “Investment Personnel” in the “Management of the Funds” section.

Westcore Small-Cap Growth Fund

The Westcore Small-Cap Growth Fund (the “Fund”) is managed by Mr. Brian C. Fitzsimons, CFA, Portfolio Manager and Director of Small-Cap Growth Research, Mr. Mitch S. Begun, CFA, Portfolio Manager, and Mr. Adam C. Bliss, Portfolio Manager, who are all members of the Small-Cap Growth team. This team is further supported by the dedicated analyst on that team.  This team also leverages the resources and research of the other growth team analysts at Denver Investments. Each portfolio manager is assigned specific industries to focus their research efforts. Any Small-Cap Growth team member may recommend purchase and sell decisions. The recommendation is then reviewed by the Small-Cap Growth team to determine whether it is compatible with the Fund’s investment objective. The portfolio managers will generally reach a decision to buy or sell a security; however, Mr. Fitzsimons, as director of Small-Cap Growth research, has ultimate responsibility for the final decision to buy or sell a security.

Westcore MIDCO Growth Fund

The Westcore MIDCO Growth Fund (the “Fund”) is managed by Mr. Craig W. Juran, CFA, Portfolio Manager and Director of Large- and Mid-Cap Growth Research. Mr. Juran is further supported by dedicated research analysts on that team. This team leverages the resources and research of the other growth team analysts at Denver Investments. Each member of the Large- and Mid-Cap Growth team is assigned specific industries to focus their research efforts. Team members recommend purchase and sell decisions for the Fund. Every potential new investment is presented to the team, which reviews the investment ideas to determine whether a potential investment is attractive and compatible with the Fund’s investment objective. The team typically seeks to reach consensus on all investment decisions; however Mr. Juran, as director of Large- and Mid-Cap Growth research, has ultimate responsibility for the final decision to buy or sell a security.

Westcore Select Fund

The Westcore Select Fund (the “Fund”) is managed by Mr. Craig W. Juran, CFA, Portfolio Manager and Director of Large- and Mid-Cap Growth Research. Mr. Juran is further supported by the dedicated research analysts on the team. This team leverages the resources and research of the other growth team analysts at Denver Investments. Each member of the Large- and Mid-Cap Growth team is assigned specific industries to focus their research efforts. Team members recommend purchase and sell decisions for the Fund. Every potential new investment is presented to the team which reviews the investment ideas to determine whether a potential investment is attractive and compatible with the Fund’s investment objective. The team typically seeks to reach consensus on all investment decisions; however, Mr. Juran, as director of Large- and Mid-Cap Growth research, has ultimate responsibility for the final decision to buy or sell a security.

Effective January 19, 2016, the following replaces the paragraphs regarding Messrs. Juran, Fitzsimons, Begun and Bliss on page 76 under the caption titled "Portfolio Managers" in the "Management of the Funds" section.

Craig W. Juran, CFA has been a portfolio manager of the Westcore Growth Fund since November 1, 2004 and a portfolio manager of the Westcore MIDCO Growth Fund and Westcore Select Fund since January 19, 2016. He is also a partner and portfolio manager at Denver Investments and is director of Large- and Mid-Cap Growth research. Prior to joining the firm in 2004, Mr. Juran was an associate partner and equity analyst at Invesco Funds Group Inc. for seven years. He also worked as an analyst and manager at Lipper Analytical Services Inc. for three years. Mr. Juran received a BA and an MA from Colorado State University. He is a CFA® charterholder and a member of CFA Institute and CFA Society Colorado.

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Brian C. Fitzsimons, CFA has been a portfolio manager of the Westcore Small-Cap Growth Fund since December 19, 2013. He is also a partner and portfolio manager at Denver Investments and is director of Small-Cap Growth research. Prior to joining the firm in 2005, Mr. Fitzsimons was a finance manager at Newmont Capital Ltd. from 2004 to 2005, an equity analyst at A.G. Edwards & Sons, Inc. from 2002 to 2004, and an equity analyst at Berger Funds during 2002. He received a BS from Metropolitan State College of Denver and an MBA from the University of Denver. He is a CFA® charterholder and a member of CFA Institute and CFA Society Colorado.

Mitch S. Begun, CFA has been a portfolio manager of the Westcore Small-Cap Growth Fund since December 19, 2013. He is a partner and portfolio manager at Denver Investments and is an analyst on the Small-Cap Growth team. Prior to joining the firm in 2003, Mr. Begun worked as an equity research associate at Raymond James & Associates. Mr. Begun received a BSBA from the University of North Carolina at Chapel Hill. He is a CFA® charterholder and a member of CFA Institute and CFA Society Colorado.

Adam C. Bliss has been a portfolio manager of the Westcore Small-Cap Growth Fund since December 19, 2013. He is also a partner and portfolio manager at Denver Investments and is an analyst on the Small-Cap Growth team. Prior to joining the firm in 2004, Mr. Bliss was a co-portfolio manager and equity analyst at Berger Funds where he entered the investment field at the beginning of his career. He received a BSBA from Saint Mary’s College of California and an MBA from the University of Denver.

Effective January 19, 2016, the paragraphs relating to Mr. Loehr and Mr. Reed, on page 77 under the caption titled “Portfolio Managers” in the “Management of the Funds” section, are hereby deleted.

Westcore Small-Cap Growth Fund Summary Prospectus/Summary Sections

Effective January 19, 2016, the following replaces the chart in the section titled Name(s) of Portfolio Manager(s) and Title(s).

Portfolio Managers

Name(s) of Portfolio Manager(s) and Title(s)	Date Began Managing the Fund
Brian C. Fitzsimons, CFA
Partner, Director of Small-Cap Growth Research – Denver Investments
Portfolio Manager of the Fund	December 19, 2013
Mitch S. Begun, CFA
Partner, Small- Cap Growth Analyst – Denver Investments
Portfolio Manager of the Fund	December 19, 2013
Adam C. Bliss
Partner, Small- Cap Growth Analyst – Denver Investments
Portfolio Manager of the Fund	December 19, 2013

Westcore MIDCO Growth Fund and Westcore Select Fund Summary Prospectus/Summary Sections

Effective January 19, 2016, the following replaces the chart in the section titled Name(s) of Portfolio Manager(s) and Title(s).

Portfolio Managers

Name(s) of Portfolio Manager(s) and Title(s)	Date Began Managing the Fund
Craig W. Juran, CFA
Partner, Director of Large- and Mid-Cap Growth Research – Denver Investments
Portfolio Manager of the Fund	January 19, 2016

WC188	p: 800.392.CORE (2673) | www.westcore.com